Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 334,103	$ 331,649
Consumer installment and other personal	232,675	228,382
Credit card	41,585	40,639
Business and government	365,603	356,973
Total loans	973,966	957,643
Loans at FVOCI	217	230
Total loans	974,183	957,873
Allowance for loan losses	8,655	8,094	$ 7,265
Total loans, net of allowance	$ 965,528	$ 949,779